SUPPLEMENT DATED SEPTEMBER 10, 2009
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 2, 2009, AS REVISED JUNE 1, 2009

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information. Defined terms not otherwise defined in this supplement have the same meaning as set forth in Statement of Additional Information.

Effective immediately, the following replaces the “OFFICERS” portion of the “TRUSTEES AND OFFICERS” Table starting on page 2 of the Statement of Additional Information:

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
OFFICERS
James J. Tracy Morgan Stanley Smith Barney (“MSSB”) 787 Seventh Avenue, New York, NY 10019 Birth Year: 1957	Chief Executive Officer and President	Since 2007
Managing Director, Head of Investment Advisory Services, MSSB (2009-present); Executive Vice President and Director of Business Development for Citi Global Wealth Management and the Director of Smith Barney’s Investment Advisory Services (“IAS”) (2008-2009); previously, Great Lakes Regional Director, Smith Barney Private Client Group (2000-2006).
				N/A	N/A
James F. Walker MSSB 787 Seventh Avenue, New York, NY 10019 Birth Year: 1963	Chief Financial Officer and Treasurer	Since 2007
Managing Director and Chief Operating Officer, MSSB (2009-present), previously, Managing Director, CGM and Chief Operating Officer, IAS, Smith Barney (2006-2009); Chief Administrative Officer, Merrill Lynch Global Private Client group since prior to 2002.
				N/A	N/A
Marc Brookman MSSB 787 Seventh Avenue, 32nd Floor New York, NY 10019 Birth Year: 1963	Chief Administrative Officer	Since 2008
Managing Director and Director of Product Development, MSSB (2009-present); previously, Managing Director, IAS, Citi Global Wealth Management and Director Product Development and Management (2005-2009); Managing Director, Head of Retirement Services, Citigroup Asset Management (2004-2005); Head of Global Institutional Sales, New York Life Investment Management (1998-2004).
				N/A	N/A
Paul F. Gallagher MSSB 222 Delaware Avenue Wilmington, DE 19801 Birth Year: 1959	Chief Legal Officer and Secretary	Since 2007
Executive Director and Associate General Counsel, MSSB (2009-present); previously, Director and Associate General Counsel, CGM (2006-2009); Senior Vice President and General Counsel, ICMA Retirement Corporation (2004-2006).
				N/A	N/A
Dominic Maurillo MSSB 787 Seventh Avenue, New York, NY 10019 Birth Year: 1967	Chief Operating Officer and Investment Officer	Since 2007	Vice President, MSSB (2009-present); previously, Senior Vice President, CGM (2009); First Vice President, CGM (2007-2009); Senior Vice President for D.F. King & Co., Inc. (1994-2007).	N/A	N/A
Steven Hartstein MSSB 480 Washington Blvd, Jersey City, NJ 07310 Birth Year: 1963	Chief Compliance Officer	Since 2006
Executive Director, MSSB (2009-present); previously, Director, CGM and Assistant Director, IAS Compliance, Smith Barney (2008-2009); previously Senior Vice President, CGM and Assistant Director, IAS Compliance, Smith Barney (2006-2007); Senior Compliance Officer, Mercer Investment Consulting and Mercer Global Investments (2004-2006); Director and Senior Compliance Officer, UBS Global Asset Management (2002-2004).
				N/A	N/A
Jeanine Larrea MSSB 1221 Avenue of the Americas 35th Floor New York, NY 10020 Birth Year: 1966	Anti-Money Laundering Compliance Officer	Since 2009	Vice President & Deputy AML Compliance Officer, MSSB (2009-present); previously, Vice President, Morgan Stanley & Co. (2004-2009).	N/A	N/A
Israel Grafstein MSSB 485 Lexington Ave. New York, NY 10017 Birth Year: 1974	Assistant Secretary	Since 2006
Vice President and Associate General Counsel, MSSB (2009-present); previously, Senior Vice President and Associate General Counsel, CGM (2008-2009); First Vice President and Associate General Counsel, CGM (2006-2007); Legal Counsel, Credit Suisse Asset Management (2005); Associate at Herrick, Feinstein LLP (2004-2005); Regulatory Attorney, State of New Jersey Attorney General’s Office (2003-2004).
				N/A	N/A
Halvard Kvaale MSSB 2000 Westchester Ave Purchase, NY 10577 Birth Year: 1963	Investment Officer	Since 2009
Managing Director and Head of Portfolio Advisory Services, MSSB (2009-present); previously, Managing Director and Head of Global Advisor Research, Morgan Stanley & Co. (2006-2009); Head of Global Manager Research and Fee-based Advisory Solutions, Deutsche Bank (2000-2006).
				N/A	N/A
Vincenzo Alomia MSSB 2000 Westchester Ave Purchase, NY 10577 Birth Year: 1967	Investment Officer	Since 2009
Vice President and Senior Research Analyst, Morgan Stanley & Co. (2009-present); previously, Vice President and Senior Research Analyst, MSSB (2006-2009); Senior Research Associate, AIG SunAmerica Asset Management (1999-2004).
				N/A	N/A
LeRoy T. Pease III MSSB 222 Delaware Avenue Wilmington, DE 19801 Birth Year: 1958	Vice President and Investment Officer	Since 1996	Vice President, MSSB (2009-present); previously, Senior Vice President, CGM (prior to 2009).	N/A	N/A
Jay T. Shearon MSSB 222 Delaware Avenue Wilmington, DE 19801 Birth Year: 1972	Investment Officer	Since 2007	Vice President, MSSB (2009-present); previously, Vice President, CGM (2005-2009); Assistant Vice President (2000-2005).	N/A	N/A
Robert Seidel MSSB 650 S. Exeter St. Baltimore, MD 21202 Birth Year: 1975	Investment Officer	Since 2007	Vice President, MSSB (2009-present); previously, First Vice President, CGM (2006-2009); Vice President, Legg Mason (1997-2006).	N/A	N/A